UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:  BlackRock Funds

BlackRock Impact Bond Fund

BlackRock Impact U.S. Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 02/28/2017

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.7%
Boeing Co., 6.00%, 3/15/19	$40	$43,459
Bombardier, Inc., 5.75%, 3/15/22 (a)	25	24,906
Embraer SA, 5.15%, 6/15/22	40	42,550
TransDigm, Inc., 6.38%, 6/15/26	25	25,250

		136,165
Auto Components — 0.7%
Tenneco, Inc., 5.00%, 7/15/26	50	50,125
Toyota Motor Credit Corp., 1.45%, 1/12/18	80	80,092

		130,217
Banks — 12.8%
Bank of Montreal:
1.40%, 9/11/17	50	50,029
1.45%, 4/09/18	50	49,965
1.40%, 4/10/18	80	79,893
1.50%, 7/18/19	80	79,281
Bank of Nova Scotia:
2.05%, 10/30/18	100	100,698
1.65%, 6/14/19	125	124,331
4.38%, 1/13/21	50	53,565
Boston Properties LP, 5.63%, 11/15/20	100	110,539
Canadian Imperial Bank of Commerce, 1.60%, 9/06/19	50	49,544
CIT Group, Inc., 5.50%, 2/15/19 (a)	25	26,344
Compass Bank, 6.40%, 10/01/17	100	102,447
Cooperatieve Rabobank UA, 4.50%, 1/11/21	100	107,609
Credit Suisse, New York, 5.40%, 1/14/20	80	86,041
Fifth Third Bancorp, 4.30%, 1/16/24	50	52,204
HSBC Finance Corp., 6.68%, 1/15/21	45	50,996
HSBC USA, Inc., 3.50%, 6/23/24	100	101,161
Huntington Bancshares, Inc., 2.60%, 8/02/18	100	100,858
KeyCorp, 5.10%, 3/24/21	100	109,502
Royal Bank of Canada:
1.40%, 10/13/17	50	50,043
1.80%, 7/30/18	100	100,318
2.15%, 3/15/19	110	110,802
1.50%, 7/29/19	30	29,736
Santander Holdings USA, Inc., 2.70%, 5/24/19	100	100,413
Santander UK PLC, 2.50%, 3/14/19	80	80,706
Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21	80	77,965

Corporate Bonds	Par (000)	Value
Banks (continued)
SVB Financial Group, 3.50%, 1/29/25	$50	$49,031
Toronto-Dominion Bank:
1.40%, 4/30/18	80	80,004
1.45%, 9/06/18	50	49,947
2.63%, 9/10/18	100	101,519
U.S. Bancorp, 2.20%, 4/25/19	80	80,740
Wells Fargo & Co.:
3.45%, 2/13/23	25	25,351
3.00%, 4/22/26	50	48,294
Westpac Banking Corp., 1.55%, 5/25/18	80	79,969

		2,499,845
Beverages — 0.1%
Ball Corp., 5.25%, 7/01/25	25	26,531
Biotechnology — 0.5%
Genzyme Corp., 5.00%, 6/15/20	80	86,705
Cable Television Services — 0.2%
Motorola Solutions, Inc., 7.50%, 5/15/25	25	29,808
Capital Markets — 6.0%
Goldman Sachs Group, Inc.:
2.63%, 1/31/19	75	75,942
5.38%, 3/15/20	75	81,407
3.00%, 4/26/22	50	50,071
3.63%, 1/22/23	50	51,318
4.25%, 10/21/25	25	25,631
3.75%, 2/25/26	25	25,267
Jefferies Group LLC:
5.13%, 4/13/18	50	51,711
6.88%, 4/15/21	100	113,703
Morgan Stanley:
1.88%, 1/05/18	100	100,326
2.20%, 12/07/18	50	50,283
2.38%, 7/23/19	100	100,721
4.88%, 11/01/22	50	53,931
3.88%, 1/27/26	75	76,460
Northern Trust Corp., 3.45%, 11/04/20	100	104,301
State Street Corp., 1.95%, 5/19/21	100	98,369
TD Ameritrade Holding Corp., 2.95%, 4/01/22	100	101,696

		1,161,137
Chemicals — 1.6%
Albemarle Corp., 4.15%, 12/01/24	50	52,042
Chemours Co., 7.00%, 5/15/25	25	27,156

BLACKROCK IMPACT BOND FUND	FEBRUARY 28, 2017	1

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Chemicals (continued)
Dow Chemical Co., 8.55%, 5/15/19	$80	$91,320
Sherwin-Williams Co., 1.35%, 12/15/17	100	99,853
Valspar Corp., 3.30%, 2/01/25	50	48,546

		318,917
Commercial Services & Supplies — 0.4%
Iron Mountain US Holdings, Inc., 5.38%, 6/01/26 (a)	25	24,875
Novant Health, Inc., 5.85%, 11/01/19	50	55,015

		79,890
Communications Equipment — 0.3%
Juniper Networks, Inc., 4.35%, 6/15/25	25	25,857
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25	25	26,938

		52,795
Construction Materials — 0.1%
HD Supply, Inc., 5.75%, 4/15/24 (a)	25	26,438
Consumer Finance — 2.5%
American Express Co.:
7.00%, 3/19/18	25	26,395
3.63%, 12/05/24	25	25,427
Automatic Data Processing, Inc., 2.25%, 9/15/20	80	80,773
Capital One Financial Corp., 2.45%, 4/24/19	80	80,697
Discover Financial Services:
5.20%, 4/27/22	50	54,406
3.75%, 3/04/25	25	24,740
Navient Corp., 5.88%, 10/25/24	25	23,437
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	25	26,172
S&P Global, Inc., 2.95%, 1/22/27 (a)	100	95,280
Synchrony Financial, 4.25%, 8/15/24	50	51,755

		489,082
Containers & Packaging — 0.4%
International Paper Co., 3.80%, 1/15/26	50	50,925

Corporate Bonds	Par (000)	Value
Containers & Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 7/15/24 (a)	$25	$26,891

		77,816
Diversified Consumer Services — 0.1%
ADT Corp., 6.25%, 10/15/21	25	27,281
Diversified Financial Services — 8.0%
Ally Financial, Inc.:
4.25%, 4/15/21	25	25,781
5.75%, 11/20/25	25	26,406
Bank of America Corp., 5.63%, 7/01/20	50	55,116
Citigroup, Inc.:
2.70%, 3/30/21	75	75,163
3.70%, 1/12/26	50	50,167
Ford Motor Credit Co. LLC, 2.46%, 3/27/20	200	199,206
FS Investment Corp., 4.00%, 7/15/19	50	50,564
General Motors Financial Co., Inc.:
3.50%, 7/10/19	50	51,422
5.25%, 3/01/26	50	54,175
HRG Group, Inc., 7.75%, 1/15/22	25	26,313
HSBC Holdings PLC, 5.10%, 4/05/21	100	108,859
Intercontinental Exchange, Inc., 2.75%, 12/01/20	100	101,667
International Lease Finance Corp., 3.88%, 4/15/18	100	102,201
John Deere Capital Corp.:
1.55%, 12/15/17	100	100,167
1.35%, 1/16/18	80	80,020
1.95%, 1/08/19	50	50,385
JPMorgan Chase & Co.:
6.30%, 4/23/19	40	43,633
4.25%, 10/15/20	80	85,406
3.88%, 9/10/24	70	71,534
Morgan Stanley, 2.13%, 4/25/18	100	100,574
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21	25	25,563
PACCAR Financial Corp., 1.40%, 5/18/18	50	50,007
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	25	26,598

		1,560,927

2	BLACKROCK IMPACT BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services — 1.3%
AT&T, Inc.:
2.38%, 11/27/18	$50	$50,461
4.13%, 2/17/26	50	50,766
CenturyLink, Inc., Series Y, 7.50%, 4/01/24	25	26,875
Frontier Communications Corp., 11.00%, 9/15/25	25	25,125
Verizon Communications, Inc.:
4.50%, 9/15/20	50	53,356
4.15%, 3/15/24	50	52,049

		258,632
Electric Utilities — 3.7%
Ameren Corp., 2.70%, 11/15/20	100	100,782
Black Hills Corp., 4.25%, 11/30/23	20	21,119
CenterPoint Energy Houston Electric LLC, 1.85%, 6/01/21	100	98,083
Commonwealth Edison Co., 3.40%, 9/01/21	50	51,993
Consolidated Edison, Inc., 2.00%, 5/15/21	125	122,645
NV Energy, Inc., 6.25%, 11/15/20	80	90,343
Pacific Gas & Electric Co., 4.25%, 5/15/21	50	53,468
Public Service Electric & Gas Co., 2.00%, 8/15/19	80	80,260
Talen Energy Supply LLC, 4.63%, 7/15/19 (a)	100	97,250

		715,943
Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc., 4.88%, 12/01/22	40	42,285
Energy Equipment & Services — 0.1%
Weatherford International Ltd., 8.25%, 6/15/23	25	27,125
Food & Staples Retailing — 1.4%
Costco Wholesale Corp., 1.70%, 12/15/19	80	80,115
JM Smucker Co., 1.75%, 3/15/18	75	75,186
Sysco Corp.:
1.90%, 4/01/19	75	75,184
2.60%, 6/12/22	50	49,512

		279,997
Food Products — 2.4%
Hershey Co., 4.13%, 12/01/20	75	80,308
Kellogg Co., 3.25%, 4/01/26	50	49,202
Kraft Foods Group Inc., 3.50%, 6/06/22	100	102,300

Corporate Bonds	Par (000)	Value
Food Products (continued)
Kraft Heinz Foods Co., 5.38%, 2/10/20	$50	$54,280
Post Holdings, Inc., 5.00%, 8/15/26 (a)	25	24,172
Tyson Foods, Inc., 4.50%, 6/15/22	50	53,542
Unilever Capital Corp., 2.20%, 3/06/19	100	100,955

		464,759
Forest Products — 0.4%
Bunge, Ltd. Finance Corp., 3.50%, 11/24/20	80	81,476
Health Care Equipment & Supplies — 2.0%
Becton Dickinson & Co., 2.68%, 12/15/19	66	67,018
Edwards Lifesciences Corp., 2.88%, 10/15/18	30	30,483
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (a)	25	26,937
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (a)	25	24,000
Medtronic, Inc., 5.60%, 3/15/19	80	85,850
St. Jude Medical, Inc., 3.88%, 9/15/25	70	70,645
Zimmer Holdings, Inc., 2.00%, 4/01/18	75	75,244

		380,177
Health Care Providers & Services — 1.6%
Aetna, Inc.:
1.90%, 6/07/19	80	80,645
3.20%, 6/15/26	40	40,347
Centene Corp., 5.63%, 2/15/21	25	26,313
HCA, Inc., 5.25%, 6/15/26	25	26,406
Humana, Inc., 7.20%, 6/15/18	80	85,493
Kindred Healthcare, Inc., 8.75%, 1/15/23	25	24,281
Tenet Healthcare Corp., 6.25%, 11/01/18	25	26,469

		309,954
Hotels, Restaurants & Leisure — 0.3%
MGM Resorts International, 4.63%, 9/01/26	25	24,500
Scientific Games International, Inc., 10.00%, 12/01/22	25	26,531

		51,031
Household Durables — 0.1%
PulteGroup, Inc., 5.00%, 1/15/27	25	24,975

BLACKROCK IMPACT BOND FUND	FEBRUARY 28, 2017	3

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., 6.00%, 5/15/26	$25	$25,750
Industrial Conglomerates — 0.9%
General Electric Co.:
2.10%, 12/11/19	100	100,721
3.45%, 5/15/24	75	78,213

		178,934
Insurance — 2.7%
Aflac, Inc., 2.40%, 3/16/20	100	101,261
Berkshire Hathaway Finance Corp., 1.70%, 3/15/19	80	80,329
Markel Corp., 4.90%, 7/01/22	70	76,147
Marsh & McLennan Cos., Inc.:
3.30%, 3/14/23	50	50,974
3.50%, 3/10/25	50	50,740
MetLife, Inc.:
7.72%, 2/15/19	80	88,863
Series D, 4.37%, 9/15/23	70	75,513

		523,827
Internet Software & Services — 0.8%
Alphabet, Inc., 3.63%, 5/19/21	75	79,778
Equinix, Inc., 5.88%, 1/15/26	25	26,703
Expedia, Inc., 5.00%, 2/15/26	50	52,707

		159,188
IT Services — 0.5%
Xerox Corp., 2.75%, 9/01/20	100	99,085
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	80	85,425
Machinery — 0.6%
CNH Industrial Capital LLC, 4.88%, 4/01/21	25	26,198
Illinois Tool Works, Inc., 6.25%, 4/01/19	80	87,630

		113,828
Media — 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 4/01/24 (a)	25	26,812
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (a)	25	25,446
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20	80	82,282
4.46%, 7/23/22	100	104,951

Corporate Bonds	Par (000)	Value
Media (continued)
CSC Holdings LLC, 8.63%, 2/15/19	$25	$27,641
DISH DBS Corp., 7.75%, 7/01/26	25	29,250
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	25	23,125
Omnicom Group, Inc., 4.45%, 8/15/20	100	106,894
Thomson Reuters Corp., 4.30%, 11/23/23	100	105,509
Walt Disney Co.:
1.65%, 1/08/19	80	80,306
0.88%, 7/12/19	80	78,703

		690,919
Metals & Mining — 1.0%
Alcoa, Inc., 5.13%, 10/01/24	25	25,888
Goldcorp, Inc., 3.63%, 6/09/21	80	82,424
Nucor Corp., 5.85%, 6/01/18	80	83,973

		192,285
Multi-Utilities — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 8/20/26	25	25,813
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (a)	25	26,312

		52,125
Oil, Gas & Consumable Fuels — 4.4%
BP Capital Markets PLC, 3.56%, 11/01/21	70	73,177
Buckeye Partners LP, 4.88%, 2/01/21	80	85,158
Canadian Natural Resources Ltd., 3.90%, 2/01/25	40	40,651
Chevron Corp.:
1.56%, 5/16/19	80	79,853
3.19%, 6/24/23	70	71,779
Concho Resources, Inc., 5.50%, 4/01/23	25	25,875
DCP Midstream Operating LP, 3.88%, 3/15/23	25	24,125
Enbridge, Inc., 4.00%, 10/01/23	40	41,171
Energy Transfer Partners LP, 4.75%, 1/15/26	50	52,380
EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 6/15/23	25	20,813
Occidental Petroleum Corp., 3.40%, 4/15/26	25	25,084
ONEOK Partners LP, 3.38%, 10/01/22	70	70,224

4	BLACKROCK IMPACT BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Permian Resources LLC, 13.00%, 11/30/20 (a)	$25	$29,375
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	100	108,653
Shell International Finance BV, 1.38%, 5/10/19	80	79,447
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	25	26,344

		854,109
Oil: Crude Producers — 0.5%
Hospitality Properties Trust, 4.25%, 2/15/21	100	104,234
Personal Products — 0.4%
Procter & Gamble Co., 1.90%, 11/01/19	80	80,652
Pharmaceuticals — 4.3%
AstraZeneca PLC:
1.75%, 11/16/18	125	125,309
3.38%, 11/16/25	50	50,291
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	100	105,107
Johnson & Johnson:
1.13%, 3/01/19	80	79,664
3.55%, 5/15/21	80	84,759
Novartis Securities Investment, Ltd., 5.13%, 2/10/19	80	85,370
Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	150	149,029
Wyeth LLC, 6.45%, 2/01/24	70	85,434
Zoetis, Inc., 3.25%, 2/01/23	70	70,855

		835,818
Professional Services — 0.1%
Verisk Analytics, Inc., 4.13%, 9/12/22	25	26,145
Real Estate — 0.4%
Prologis LP, 3.75%, 11/01/25	75	77,420
Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.:
4.50%, 1/15/18	80	81,890
2.80%, 6/01/20	50	50,201
Camden Property Trust, 2.95%, 12/15/22	20	19,705
HCP, Inc.:
3.75%, 2/01/19	80	82,142
5.38%, 2/01/21	80	87,375

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Hospitality Properties Trust, 5.00%, 8/15/22	$50	$53,072
Kilroy Realty LP, 3.80%, 1/15/23	20	20,561
Realty Income Corp., 2.00%, 1/31/18	75	75,271
Welltower, Inc., 4.13%, 4/01/19	80	83,046

		553,263
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	80	85,973
Semiconductors & Semiconductor Equipment — 2.3%
NVIDIA Corp.:
2.20%, 9/16/21	150	147,254
3.20%, 9/16/26	50	48,578
Seagate HDD Cayman, 3.75%, 11/15/18	50	51,538
Texas Instruments, Inc., 1.85%, 5/15/22	100	96,500
Xilinx, Inc., 3.00%, 3/15/21	100	101,901

		445,771
Software — 1.9%
Autodesk, Inc., 4.38%, 6/15/25	25	25,811
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)	25	25,375
Electronic Arts, Inc., 3.70%, 3/01/21	100	103,894
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	50	52,694
Microsoft Corp., 1.30%, 11/03/18	80	80,018
Oracle Corp., 2.25%, 10/08/19	80	81,160

		368,952
Specialty Retail — 1.8%
Best Buy Co., Inc.:
5.00%, 8/01/18	50	52,145
5.50%, 3/15/21	80	86,881
Coach, Inc., 4.25%, 4/01/25	40	40,872
Home Depot, Inc., 2.00%, 6/15/19	80	80,665
L Brands, Inc., 8.50%, 6/15/19	25	27,906
QVC, Inc., 5.13%, 7/02/22	50	52,949

		341,418
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc., 2.85%, 2/23/23	50	50,385
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a):
3.48%, 6/01/19	100	102,261

BLACKROCK IMPACT BOND FUND	FEBRUARY 28, 2017	5

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) (continued):
5.45%, 6/15/23	$25	$27,017
EMC Corp.:
1.88%, 6/01/18	75	74,699
2.65%, 6/01/20	50	48,755
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18	75	76,001
3.60%, 10/15/20	100	102,628

		481,746
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 5/01/25	25	25,531
Wireless Telecommunication Services — 1.8%
American Tower Corp., 2.25%, 1/15/22	50	48,075
Crown Castle International Corp.:
3.40%, 2/15/21	80	81,604
5.25%, 1/15/23	50	54,610
SBA Communications Corp., 4.88%, 7/15/22	25	25,563
Sprint Communications, Inc., 9.00%, 11/15/18 (a)	25	27,344
Sprint Corp., 7.63%, 2/15/25	25	27,875
T-Mobile USA, Inc., 6.00%, 4/15/24	25	26,687
Weyerhaeuser Co., 4.63%, 9/15/23	50	53,624

		345,382
Total Corporate Bonds — 82.4%		16,087,688

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 66.2%
Fannie Mae Mortgage-Backed Securities:
3.00%, 3/01/47 (b)	100	99,328
3.50%, 11/01/46 - 3/01/47 (b)	2,070	2,123,018
4.00%, 3/01/32 - 3/01/47 (b)	1,647	1,735,048
4.50%, 3/01/32 - 3/01/47 (b)	2,055	2,208,944
5.00%, 6/01/39 - 3/01/41	1,034	1,143,004
5.50%, 3/01/47 (b)	400	445,121
Freddie Mac Mortgage-Backed Securities, TBA (b):
3.00%, 3/01/47	465	461,487
3.50%, 3/01/47	1,580	1,621,550
4.00%, 2/01/47 - 3/01/47	519	546,038

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (b) (continued):
4.50%, 3/01/47	$475	$510,048
Ginnie Mae Mortgage-Backed Securities (b):
3.50%, 3/01/47	675	701,684
4.00%, 2/01/47 - 3/01/47	1,050	1,111,945
4.50%, 3/01/47	200	213,687

		12,920,902
Total U.S. Government Sponsored Agency Securities — 66.2%		12,920,902
Total Long-Term Investments (Cost — $29,254,169) — 148.6%		29,008,590

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.42% (c)(d)	811,770	811,770
Total Short-Term Securities (Cost — $811,770) — 4.1%		811,770
Total Investments Before TBA Sale Commitments (Cost — $30,065,939) — 152.7%		29,820,360

TBA Sale Commitments	Par (000)
Fannie Mae Mortgage-Backed Securities (b):
3.50%, 3/01/47	1,036	(1,061,776)
4.00%, 3/01/47	150	(157,642)
4.50%, 3/01/47	700	(752,172)
Freddie Mac Mortgage-Backed Securities (b):
3.50%, 3/01/47	790	(809,657)
4.00%, 3/01/47	260	(273,270)
Ginnie Mae Mortgage-Backed Securities 4.00%, 3/01/47 (b)	525	(555,557)
Total TBA Sale Commitments (Proceeds — $3,611,467) — 18.5%		(3,610,074)
Total Investments, Net of TBA Sale Commitments (Cost — $26,454,472*) — 134.2%		26,210,286
Liabilities in Excess of Other Assets — (34.2)%		(6,679,993)

Net Assets — 100.0%		$19,530,293

6	BLACKROCK IMPACT BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Impact Bond Fund

*	As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$26,454,472

Gross unrealized appreciation	$46,955
Gross unrealized depreciation	(291,141)

Net unrealized depreciation	$(244,186)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$624,932	$272
Barclays Bank PLC	$82,844	$1,279
BNP Paribas Securities Corp.	$289,343	$245
Citigroup Global Markets, Inc.	$177,148	$(42)
Credit Suisse Securities (USA) LLC	$3,054,383	$1,942
Deutsche Bank Securities, Inc.	$24,832	$8
Goldman Sachs & Co.	$191,701	$50
J.P Morgan Securities LLC	$(1,023,540)	$3,089
Mizuho Securities USA, Inc.	$102,983	$(1)
Morgan Stanley & Co. LLC	$54,630	$46
Nomura Securities International, Inc.	$(301,588)	$1,084
Wells Fargo Securities, LLC	$(52,552)	$(36)

(c)	During the period ended February 28, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	811,770	811,770	$811,770	1,271	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	853	—
Total			$811,770	$2,124	—

(d)	Current yield as of period end.

For compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK IMPACT BOND FUND	FEBRUARY 28, 2017	7

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(3)	2-Year U.S. Treasury Note	June 2017	$649,219	$89
14	5-Year U.S. Treasury Note	June 2017	$1,647,844	(691)
4	10-Year U.S. Treasury Note	June 2017	$498,312	182
1	10-Year U.S. Ultra Long Treasury Note	June 2017	$133,938	490
3	Ultra Long U.S. Treasury Bond	June 2017	$485,344	5,831
Total				$5,901

8	BLACKROCK IMPACT BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (concluded)	BlackRock Impact Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the [Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	—	$16,087,688	—	$16,087,688
U.S. Government Sponsored Agency Securities	—	12,920,902	—	12,920,902
Short-Term Securities	$811,770	—	—	811,770
Liabilities:
Investments:
TBA Sale Commitments	—	(3,610,074)	—	(3,610,074)

Total	$811,770	$25,398,516	—	$26,210,286

Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$6,592	—	—	$6,592
Liabilities:
Interest rate contracts	(691)	—	—	(691)

Total	$5,901	—	—	$5,901

[1] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended February 28, 2017, there were no transfers between levels.

BLACKROCK IMPACT BOND FUND	FEBRUARY 28, 2017	9

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
Boeing Co.	694	$125,080
Northrop Grumman Corp.	194	47,935
Raytheon Co.	345	53,182
Rockwell Collins, Inc.	151	14,434
United Technologies Corp.	903	101,633

		342,264
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	1,002	56,493
Hub Group, Inc., Class A (a)	194	9,797

		66,290
Airlines — 0.6%
Hawaiian Holdings, Inc. (a)	703	34,201
United Continental Holdings, Inc. (a)	1,841	136,400
		170,601
Auto Components — 0.5%
BorgWarner, Inc.	582	24,555
Johnson Controls International PLC	480	20,131
Lear Corp.	572	81,218
Tenneco, Inc. (a)	359	23,087

		148,991
Automobiles — 0.6%
Ford Motor Co.	13,972	175,069
Banks — 6.8%
Bank of America Corp.	8,935	220,516
Bank of Hawaii Corp.	632	53,379
Banner Corp.	82	4,766
BB&T Corp.	127	6,124
Centerstate Banks, Inc.	756	18,681
CIT Group, Inc.	491	21,064
Citigroup, Inc.	4,221	252,458
Citizens Financial Group, Inc.	1,338	50,001
CoBiz Financial, Inc.	1,033	17,613
Columbia Banking System, Inc.	479	19,107
Enterprise Financial Services Corp.	101	4,439
FCB Financial Holdings, Inc., Class A (a)	456	22,161
First Horizon National Corp.	332	6,620
First Merchants Corp.	889	35,667
First Republic Bank	926	86,886
Glacier Bancorp, Inc.	895	33,043
Home BancShares, Inc.	484	13,620
JPMorgan Chase & Co.	5,814	526,865
MutualFirst Financial, Inc.	176	5,570
Sandy Spring Bancorp, Inc.	27	1,163
SVB Financial Group (a)	166	31,688
United Community Banks, Inc.	2,434	70,318
Webster Financial Corp.	1,066	58,555

Common Stocks	Shares	Value
Banks (continued)
Wells Fargo & Co.	4,911	$284,249
Wintrust Financial Corp.	1,391	102,517

		1,947,070
Beverages — 2.3%
Coca-Cola European Partners PLC	1,509	52,347
Dr. Pepper Snapple Group, Inc.	1,527	142,683
Monster Beverage Corp. (a)	3,672	152,168
PepsiCo, Inc.	2,845	314,031
Primo Water Corp. (a)	669	9,593

		670,822
Biotechnology — 3.5%
AbbVie, Inc.	1,882	116,383
AMAG Pharmaceuticals, Inc. (a)	284	6,376
Amgen, Inc.	799	141,047
Biogen, Inc. (a)	326	94,084
Bioverativ, Inc. (a)	163	8,489
Celgene Corp. (a)	1,227	151,547
Exelixis, Inc. (a)	1,018	21,918
FibroGen, Inc. (a)	149	3,725
Gilead Sciences, Inc.	2,769	195,159
Halozyme Therapeutics, Inc. (a)	1,434	18,384
Incyte Corp. (a)	401	53,373
Innoviva, Inc. (a)	4,126	47,655
Lexicon Pharmaceuticals, Inc. (a)	200	3,210
Puma Biotechnology, Inc. (a)	265	9,725
Regeneron Pharmaceuticals, Inc. (a)	222	82,917
Rigel Pharmaceuticals, Inc. (a)	2,669	6,539
United Therapeutics Corp. (a)	339	50,077
Vertex Pharmaceuticals, Inc. (a)	59	5,347

		1,015,955
Building Products — 0.2%
Lennox International, Inc.	337	55,477
Capital Markets — 2.1%
Ameriprise Financial, Inc.	536	70,484
Charles Schwab Corp.	537	21,700
Evercore Partners, Inc., Class A	1,997	158,861
Franklin Resources, Inc.	1,967	84,660
Greenhill & Co., Inc.	277	8,185
Houlihan Lokey, Inc.	1,479	46,574
Invesco Ltd.	1,820	58,586
Janus Capital Group, Inc.	164	2,076
Moelis & Co., Class A	955	35,144
Piper Jaffray Cos.	67	4,740
SEI Investments Co.	1,571	79,100
T. Rowe Price Group, Inc.	309	22,004

		592,114
Chemicals — 2.5%
AdvanSix, Inc. (a)	284	7,748

BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 28, 2017	1

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Chemicals (continued)
Air Products & Chemicals, Inc.	482	$67,707
Chemours Co.	143	4,813
Chemtura Corp. (a)	70	2,321
Dow Chemical Co.	1,197	74,525
Ecolab, Inc.	2,389	296,164
FMC Corp.	1,392	80,207
Monsanto Co.	168	19,124
Scotts Miracle-Gro Co., Class A	445	40,330
Stepan Co.	502	37,956
Trinseo SA	529	36,580
Valspar Corp.	85	9,454
WR Grace & Co.	450	31,878

		708,807
Commercial Services & Supplies — 0.1%
ACCO Brands Corp. (a)	557	7,464
Steelcase, Inc., Class A	738	11,808
Tetra Tech, Inc.	582	23,425

		42,697
Communications Equipment — 1.1%
Ciena Corp. (a)	1,906	50,204
Cisco Systems, Inc.	7,503	256,453
Harris Corp.	137	15,056
Ubiquiti Networks, Inc. (a)	82	4,029

		325,742
Construction & Engineering — 0.0%
MasTec, Inc. (a)	248	9,734
Construction Materials — 0.1%
Vulcan Materials Co.	342	41,249
Consumer Finance — 1.4%
American Express Co.	1,254	100,395
Capital One Financial Corp.	1,935	181,619
Credit Acceptance Corp. (a)(b)	37	7,417
Discover Financial Services	233	16,576
Enova International, Inc. (a)	902	12,944
Synchrony Financial	2,106	76,321

		395,272
Containers & Packaging — 0.2%
Avery Dennison Corp.	487	39,306
Bemis Co., Inc.	459	22,752

		62,058
Diversified Consumer Services — 0.3%
Capella Education Co.	213	16,209
Grand Canyon Education, Inc. (a)	394	24,184
Regis Corp. (a)	2,313	28,473

Common Stocks	Shares	Value
Diversified Consumer Services (continued)
ServiceMaster Global Holdings, Inc. (a)	123	$4,899

		73,765
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B (a)	855	146,564
CME Group, Inc.	480	58,301
Intercontinental Exchange, Inc.	413	23,595
MarketAxess Holdings, Inc.	75	14,642
NewStar Financial, Inc.	688	6,852

		249,954
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	3,654	152,700
Cogent Communications Holdings, Inc.	304	12,601
SBA Communications Corp. (a)	1,266	146,565
Verizon Communications, Inc.	2,751	136,532
Windstream Holdings, Inc.	2,785	20,806
Zayo Group Holdings, Inc. (a)	163	5,138

		474,342
Electric Utilities — 1.6%
El Paso Electric Co.	1,168	57,057
NextEra Energy, Inc.	2,083	272,873
Southern Co.	2,221	112,871
Xcel Energy, Inc.	176	7,693

		450,494
Electrical Equipment — 0.4%
Atkore International Group, Inc. (a)	689	18,065
Emerson Electric Co.	1,739	104,514

		122,579
Electronic Equipment, Instruments & Components — 0.3%
SYNNEX Corp.	602	70,386
Tech Data Corp. (a)	216	18,792

		89,178
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	1,742	105,008
Diamond Offshore Drilling, Inc. (a)	241	4,058
Ensco PLC, Class A	4,972	48,427
Helix Energy Solutions Group, Inc. (a)	345	2,850
Mammoth Energy Services, Inc. (a)	428	9,202
Newpark Resources, Inc. (a)	741	5,706
Noble Corp. PLC	735	4,910
Pioneer Energy Services Corp. (a)	434	2,278
Schlumberger Ltd.	1,288	103,504
Smart Sand, Inc. (a)	177	3,039
Superior Energy Services, Inc.	334	5,511

2	BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Unit Corp. (a)	522	$14,167
Weatherford International PLC (a)	2,412	13,652

		322,312
Food & Staples Retailing — 1.9%
Andersons, Inc.	113	4,469
Costco Wholesale Corp.	965	170,979
CVS Health Corp.	1,936	156,003
Performance Food Group Co. (a)	633	14,939
U.S. Foods Holding Corp. (a)	84	2,314
Wal-Mart Stores, Inc.	2,717	192,717

		541,421
Food Products — 1.7%
Archer-Daniels-Midland Co.	2,658	124,846
Bunge Ltd.	468	38,306
Dean Foods Co.	334	6,092
Hershey Co.	163	17,661
Hormel Foods Corp.	1,808	63,732
J.M. Smucker Co.	532	75,400
Lancaster Colony Corp.	142	18,716
McCormick & Co., Inc.	387	38,089
Pinnacle Foods, Inc.	364	20,795
Post Holdings, Inc. (a)	299	24,479
Tyson Foods, Inc., Class A	940	58,806
WhiteWave Foods Co. (a)	222	12,228

		499,150
Gas Utilities — 0.6%
Southwest Gas Corp.	2,010	171,915
Health Care Equipment & Supplies — 2.6%
Align Technology, Inc. (a)	355	36,480
AngioDynamics, Inc. (a)	850	13,898
Boston Scientific Corp. (a)	3,221	79,076
Cantel Medical Corp.	318	26,111
Cutera, Inc. (a)	533	10,873
Edwards Lifesciences Corp. (a)	299	28,118
Hologic, Inc. (a)	2,439	98,975
Medtronic PLC	4,184	338,527
NxStage Medical, Inc. (a)	879	25,104
SeaSpine Holdings Corp. (a)	376	2,666
Stryker Corp.	609	78,293
Zeltiq Aesthetics, Inc. (a)	90	4,982

		743,103
Health Care Providers & Services — 2.4%
Aetna, Inc.	248	31,933
AmerisourceBergen Corp.	673	61,586
Anthem, Inc.	290	47,798
Cardinal Health, Inc.	1,471	119,695
Express Scripts Holding Co. (a)	727	51,363
HCA Holdings, Inc. (a)	52	4,536
Henry Schein, Inc. (a)	184	31,567

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Humana, Inc.	279	$58,939
McKesson Corp.	180	27,023
UnitedHealth Group, Inc.	1,339	221,444
VCA, Inc. (a)	88	7,999
WellCare Health Plans, Inc. (a)	96	13,555

		677,438
Hotels, Restaurants & Leisure — 1.4%
Aramark	1,277	45,640
Bloomin’ Brands, Inc.	2,493	42,605
Brinker International, Inc.	802	33,877
Cheesecake Factory, Inc.	871	53,175
Cracker Barrel Old Country Store, Inc.	152	24,470
Domino’s Pizza, Inc.	92	17,463
Ruth’s Hospitality Group, Inc.	1,431	24,112
Six Flags Entertainment Corp.	930	56,367
Texas Roadhouse, Inc.	920	38,916
Wyndham Worldwide Corp.	354	29,467
Yum China Holdings, Inc. (a)	846	22,495

		388,587
Household Durables — 0.6%
Harman International Industries, Inc.	62	6,921
iRobot Corp. (a)	1,075	61,361
KB Home	932	16,543
Whirlpool Corp.	568	101,439

		186,264
Household Products — 2.7%
Clorox Co.	1,254	171,560
Kimberly-Clark Corp.	523	69,324
Procter & Gamble Co.	5,780	526,384

		767,268
Independent Power and Renewable Electricity Producers — 0.7%
NRG Energy, Inc.	2,557	42,344
Ormat Technologies, Inc.	3,103	171,068

		213,412
Industrial Conglomerates — 2.5%
Danaher Corp.	1,548	132,432
General Electric Co.	19,251	573,872
Roper Technologies, Inc.	119	24,895

		731,199
Insurance — 3.2%
Aflac, Inc.	489	35,379
Allstate Corp.	632	51,925
Argo Group International Holdings Ltd.	1,043	69,829
Assured Guaranty Ltd.	205	8,427

BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 28, 2017	3

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Insurance (continued)
CNO Financial Group, Inc.	492	$10,288
Endurance Specialty Holdings Ltd.	71	6,598
First American Financial Corp.	253	9,885
FNF Group	1,184	45,383
Hanover Insurance Group, Inc.	516	46,450
Loews Corp.	1,200	56,376
Marsh & McLennan Cos., Inc.	2,235	164,228
MetLife, Inc.	1,345	70,532
Progressive Corp.	838	32,833
Prudential Financial, Inc.	1,155	127,674
Reinsurance Group of America, Inc.	598	77,776
Selective Insurance Group, Inc.	55	2,436
Travelers Cos., Inc.	797	97,425
W.R. Berkley Corp.	91	6,463

		919,907
Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc. (a)	481	406,464
Expedia, Inc.	373	44,402
Liberty Expedia Holdings, Inc., Class A (a)	146	6,319
Liberty Interactive Corp QVC Group, Series A (a)	2,112	39,875
Netflix, Inc. (a)	715	101,623

		598,683
Internet Software & Services — 3.5%
Alphabet, Inc., Class A (a)	363	306,710
Alphabet, Inc., Class C (a)	346	284,831
Bankrate, Inc. (a)	419	4,567
Cimpress NV (a)	70	5,615
Facebook, Inc., Class A (a)	2,136	289,513
j2 Global, Inc.	163	13,271
LogMeIn, Inc.	499	45,783
VeriSign, Inc. (a)	373	30,761
Wix.com Ltd. (a)	168	10,466
Yandex NV, Class A (a)	109	2,453

		993,970
IT Services — 3.2%
Accenture PLC, Class A	1,959	239,978
Amdocs Ltd.	465	28,202
Automatic Data Processing, Inc.	940	96,463
CACI International, Inc., Class A (a)	20	2,508
CSG Systems International, Inc.	683	26,917
CSRA, Inc.	193	5,755
Euronet Worldwide, Inc. (a)	522	43,211
Fidelity National Information Services, Inc.	1,323	108,843
First Data Corp., Class A (a)	793	12,767
Fiserv, Inc. (a)	662	76,395
Gartner, Inc. (a)	304	31,376

Common Stocks	Shares	Value
IT Services (continued)
Hackett Group, Inc.	3,396	$68,463
International Business Machines Corp.	278	49,990
Paychex, Inc.	1,633	100,299
PayPal Holdings, Inc. (a)	632	26,544
Vantiv, Inc., Class A (a)	131	8,565

		926,276
Leisure Products — 0.7%
Brunswick Corp.	2,229	133,495
Callaway Golf Co.	2,797	28,278
Hasbro, Inc.	461	44,657

		206,430
Life Sciences Tools & Services — 0.4%
NanoString Technologies, Inc. (a)	802	15,134
PRA Health Sciences, Inc. (a)	1,450	85,564
Waters Corp. (a)	131	20,304

		121,002
Machinery — 3.2%
Briggs & Stratton Corp.	249	5,329
Caterpillar, Inc.	586	56,643
Deere & Co.	826	90,439
Illinois Tool Works, Inc.	2,301	303,755
Ingersoll-Rand PLC	3,487	276,728
Joy Global, Inc.	106	2,988
Mueller Water Products, Inc., Series A	3,437	42,584
Oshkosh Corp.	82	5,567
PACCAR, Inc.	1,814	121,193

		905,226
Media — 3.0%
AMC Networks, Inc., Class A (a)	796	47,609
CBS Corp., Class B	2,028	133,686
Comcast Corp., Class A	3,586	134,188
Discovery Communications, Inc., Class A (a)	847	24,360
Discovery Communications, Inc., Class C (a)	258	7,242
Entercom Communications Corp., Class A	1,024	16,025
Liberty Global PLC, Class A (a)	162	5,783
New Media Investment Group, Inc.	340	5,246
Omnicom Group, Inc.	709	60,336
Scripps Networks Interactive, Inc., Class A	431	34,812
Time Warner, Inc.	1,662	163,225
Walt Disney Co.	2,074	228,327

		860,839

4	BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. (a)	2,180	$29,212
Reliance Steel & Aluminum Co.	103	8,719
Royal Gold, Inc.	343	22,655
Schnitzer Steel Industries, Inc., Class A	2,189	52,098
Worthington Industries, Inc.	874	42,870

		155,554
Multi-Utilities — 0.4%
Consolidated Edison, Inc.	1,355	104,389
PG&E Corp.	226	15,086

		119,475
Multiline Retail — 0.7%
Burlington Stores, Inc. (a)	127	11,304
Kohl’s Corp.	771	32,860
Nordstrom, Inc.	290	13,531
Target Corp.	2,249	132,174

		189,869
Oil, Gas & Consumable Fuels — 4.7%
Antero Resources Corp. (a)	246	5,899
Bill Barrett Corp. (a)	711	3,918
Chevron Corp.	1,230	138,375
Concho Resources, Inc. (a)	688	91,125
ConocoPhillips	2,525	120,114
Devon Energy Corp.	289	12,531
Enbridge, Inc.	338	14,166
EP Energy Corp., Class A (a)(b)	1,478	6,976
EQT Corp.	50	2,994
Exxon Mobil Corp.	2,493	202,731
Gulfport Energy Corp. (a)	608	10,543
Kinder Morgan, Inc.	1,092	23,270
Kosmos Energy Ltd. (a)	1,171	7,190
Laredo Petroleum, Inc. (a)	1,202	16,624
Occidental Petroleum Corp.	1,073	70,335
ONEOK, Inc.	54	2,919
Phillips 66	3,488	272,727
Pioneer Natural Resources Co.	692	128,691
Range Resources Corp.	1,580	43,640
Renewable Energy Group, Inc. (a)	3,454	30,741
SM Energy Co.	734	18,093
Valero Energy Corp.	1,764	119,864
Western Refining, Inc.	92	3,360

		1,346,826
Paper & Forest Products — 0.2%
Boise Cascade Co. (a)	188	5,095
Domtar Corp.	1,067	40,642

		45,737
Personal Products — 0.1%
Avon Products, Inc. (a)	2,871	12,633

Common Stocks	Shares	Value
Personal Products (continued)
Estee Lauder Cos., Inc., Class A	64	$5,302
Herbalife Ltd. (a)	74	4,180

		22,115
Pharmaceuticals — 4.4%
Allergan PLC	79	19,341
Amphastar Pharmaceuticals, Inc. (a)	1,807	27,954
Bristol-Myers Squibb Co.	872	49,451
Corcept Therapeutics, Inc. (a)	1,844	16,578
Eli Lilly & Co.	1,666	137,961
Horizon Pharma PLC (a)	421	6,757
Johnson & Johnson	3,030	370,296
Merck & Co., Inc.	93	6,126
Nektar Therapeutics (a)	2,189	28,632
Pfizer, Inc.	7,817	266,716
Prestige Brands Holdings, Inc. (a)	3,617	204,795
Zoetis, Inc.	2,428	129,437

		1,264,044
Professional Services — 0.9%
Equifax, Inc.	631	82,730
ICF International, Inc. (a)	400	17,180
Insperity, Inc.	478	39,794
ManpowerGroup, Inc.	958	92,964
TransUnion (a)	619	22,959

		255,627
Real Estate Investment Trusts (REITs) — 4.4%
American Tower Corp.	957	109,854
Apartment Investment & Management Co., Class A	1,014	47,181
Arbor Realty Trust, Inc.	1,165	8,598
Ares Commercial Real Estate Corp.	911	12,317
Crown Castle International Corp.	1,543	144,317
DCT Industrial Trust, Inc.	3,012	144,094
DDR Corp.	1,826	26,404
Extra Space Storage, Inc.	354	28,033
Invesco Mortgage Capital, Inc.	1,119	17,400
National Storage Affiliates Trust	957	23,178
New Residential Investment Corp.	1,516	25,575
Prologis, Inc.	5,454	278,427
Realty Income Corp.	473	28,985
Ryman Hospitality Properties, Inc.	1,031	66,469
Simon Property Group, Inc.	154	28,398
Summit Hotel Properties, Inc.	625	9,619
UDR, Inc.	800	29,200
Welltower, Inc.	3,530	248,441

		1,276,490
Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc.	688	15,171

BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 28, 2017	5

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Realogy Holdings Corp.	2,126	$58,890

		74,061
Road & Rail — 0.8%
ArcBest Corp.	1,636	48,017
Old Dominion Freight Line, Inc. (a)	1,141	104,698
Ryder System, Inc.	779	59,321
Swift Transportation Co. (a)	942	20,460
USA Truck, Inc. (a)	1,076	10,233

		242,729
Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	933	76,441
Applied Materials, Inc.	2,701	97,830
Entegris, Inc. (a)	4,084	86,581
Intel Corp.	7,770	281,274
NVIDIA Corp.	947	96,101
QUALCOMM, Inc.	591	33,380
Texas Instruments, Inc.	4,515	345,939
Xilinx, Inc.	2,230	131,169

		1,148,715
Software — 4.4%
Cadence Design Systems, Inc. (a)	2,795	86,366
Dell Technologies, Inc., Class V (a)	240	15,238
Electronic Arts, Inc. (a)	585	50,603
Guidewire Software, Inc. (a)	494	26,992
Imperva, Inc. (a)	397	16,277
Microsoft Corp.	12,749	815,681
Red Hat, Inc. (a)	396	32,793
salesforce.com, Inc. (a)	414	33,679
Silver Spring Networks, Inc. (a)	471	5,774
Take-Two Interactive Software, Inc. (a)	2,502	142,564
Ultimate Software Group, Inc. (a)	14	2,707
VMware, Inc., Class A (a)(b)	435	39,102
Workday, Inc., Class A (a)	95	7,878

		1,275,654
Specialty Retail — 2.4%
Best Buy Co., Inc.	741	32,700
Big 5 Sporting Goods Corp.	434	5,837
Dick’s Sporting Goods, Inc.	418	20,461
Group 1 Automotive, Inc.	155	12,042
Home Depot, Inc.	2,059	298,370
L Brands, Inc.	206	10,840
Lowe’s Cos., Inc.	2,570	191,131
TJX Cos., Inc.	912	71,546
Ulta Salon Cosmetics & Fragrance, Inc. (a)	129	35,273
West Marine, Inc. (a)	1,133	10,412

		688,612

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	8,257	$1,131,126
Hewlett Packard Enterprise Co.	163	3,720

		1,134,846
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	356	20,349
Under Armour, Inc., Class A (a)	460	9,485
Under Armour, Inc., Class C (a)	214	3,972

		33,806
Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd. (a)	853	29,693
Federal Agricultural Mortgage Corp., Class C	48	2,764
First Defiance Financial Corp.	135	6,635
TFS Financial Corp.	527	8,954
Walker & Dunlop, Inc. (a)	204	8,292

		56,338
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	120	7,566
MRC Global, Inc. (a)	1,039	20,998

		28,564
Transportation Infrastructure — 0.3%
Macquarie Infrastructure Corp.	983	75,632
Water Utilities — 0.0%
SJW Corp.	199	9,657
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	813	8,870
Telephone & Data Systems, Inc.	1,507	40,734

		49,604
Total Common Stocks — 99.2%		28,498,881

Rights — 0.0%
Biotechnology — 0.0%
Dyax Corp. CVR (Expires 12/31/19) (a)	64	146
Total Long-Term Investments (Cost — $25,067,665) — 99.2%		28,499,027

6	BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.42% (c)(d)	395,239	$395,239
SL Liquidity Series, LLC, Money Market Series, 0.90% (c)(d)(e)	43,528	43,537
Total Short-Term Securities (Cost — $438,772) — 1.5%		$438,776

Value
Total Investments (Cost — $25,506,437*) — 100.7%	$28,937,803
Liabilities in Excess of Other Assets — (0.7)%	(203,205)

Net Assets — 100.0%	$28,734,598

* As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$25,545,691

Gross unrealized appreciation	$3,745,994
Gross unrealized depreciation	(353,882)

Net unrealized appreciation	$3,392,112

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended February 28, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2016	Shares Purchased		Shares Sold	Shares Value Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	395,239	[1]	—	395,239	$395,239	$396	—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	168,630	—		(168,630)[2]	—	—	136	—	—
PNC Financial Services Group, Inc.	25	—		(25)	—	—	—	$(144)	—
SL Liquidity Series, LLC, Money Market Series	—	43,528	[1]	—	43,528	43,537	1,244	—	$4
Total						$438,776	$1,776	$(144)	$4

[1] Represents net shares purchased.
[2] Represents net shares sold.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

For compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
3	Russell 2000 E-Mini Index	March 2017	$207,750	$(2,651)

BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 28, 2017	7

Schedule of Investments (concluded)	BlackRock Impact U.S. Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi- annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Common Stocks	$28,498,881	—	—	$28,498,881
Rights	—	—	$146	146
Short-Term Investment	395,239	—	—	395,239

Subtotal	$28,894,120	—	$146	$28,894,266

Investments Valued at NAV[2]				43,537

Total				$28,937,803

Derivative Financial Instruments [3]
Liabilities:
Interest rate contracts	$(2,651)	—	—	$(2,651)

[1]    See above Schedule of Investments for values in each sector.

[2]    As of February 28, 2017, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

[3]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended February 28, 2017, there were no transfers between levels.

8	BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 28, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 19, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 19, 2017